Average Annual Total Returns - Class D Shares - Janus Henderson Global Research Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	20.17%	13.28%	10.15%	9.91%	Feb. 25, 2005	19.12%	12.40%	9.64%	9.35%	Feb. 25, 2005	12.67%	10.49%	8.29%	8.27%	Feb. 25, 2005	15.90%	12.19%	9.87%	7.48%	16.25%	12.26%	9.13%	7.41%